Non-cash operating items (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Changes In Non Cash Operating Items [Abstract]
Schedule of Changes in Non-Cash Operating Items
The changes in non-cash operating items consist of the following:

	2022	2021
Accounts receivable	$(124,631)	$(56,751)
Fuel and natural gas in storage	(21,140)	(43,642)
Supplies and consumables inventory	(24,088)	445
Income taxes recoverable	549	(3,025)
Prepaid expenses	(4,269)	(1,189)
Accounts payable	24,395	(33,399)
Accrued liabilities	127,076	31,845
Current income tax liability	(2,741)	4,363
Asset retirements and environmental obligations	(22,342)	(1,185)
Net regulatory assets and liabilities	(174,427)	(419,484)
	$(221,618)	$(522,022)